Goodwill and Intangible Assets (Details Narrative) (10-K) - USD ($) $ in Thousands		6 Months Ended	12 Months Ended
	Apr. 15, 2015	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Goodwill And Intangible Assets [Line Items]
Goodwill			$ 1,330	$ 1,330
Finite-lived intangible asset, useful life	10 years	10 years	10 years
Business combination, recognized identifiable assets acquired and liabilities assumed, intangible assets, other than goodwill, total			$ 1,500
General and Administrative Expense [Member]
Goodwill And Intangible Assets [Line Items]
Amortization of intangible assets			1,063	$ 470
Glasswall Llc [Member]
Goodwill And Intangible Assets [Line Items]
Goodwill			1,330
Market capitalization amount			366,000
Book value of equity			$ 67,700